Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance for loan losses	$ 978,754	$ 1,081,658
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Allowance for loan losses	353	10
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	681,029	747,617	$ 545,199
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	681,029	747,617
Loans and receivables from customers, net [member] | Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses	77,298	73,465
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 189,485	$ 220,791